Segment Information (Tables)	6 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
Schedule of Significant Expense Categories

The following table presents significant expense categories for the six months ended September 30, 2024 & 2025.

	Six months ended September 30
	2024	2025	2025
	S$	S$	US$
Revenue	22,099,549	24,476,611	18,974,117
Cost of sales	(14,422,920)	(16,411,039)	(12,721,736)
Gross profit	7,676,629	8,065,572	6,252,381
Payroll expense	(2,981,202)	(3,021,595)	(2,342,322)
Retail outlets related expenses	(980,192)	(897,944)	(696,081)
Other segment expenses*	(2,598,228)	(1,511,730)	(1,171,883)
Net income	1,117,007	2,634,303	2,042,095

*	Other segment expenses include research and development expenses, selling and marketing expenses and general and administrative expenses other than payroll expense and retail outlets related expenses.